Accounts Receivable, net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Contracts in progress	$ 177.7	$ 134.4
Trade receivables	60.6	65.6
Unbilled retentions	53.9	127.5
Other receivables	21.1	4.1
Allowance for doubtful accounts	(1.5)	(0.8)
Total accounts receivable, net	$ 311.8	$ 330.8